LEASES (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 5,069
2024	3,391
2025	433
2026	28
Total undiscounted lease payments	8,921
Less: imputed interest	(79)
Maturities of operating lease liabilities	$ 8,842